Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Apr. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jul. 25, 2018
Disclosure Of Business Combinations [Line Items]
Acquisition related costs		$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 35,719	$ 33,631	$ 30,961	$ 32,984	$ 185,401	$ 133,295	$ 120,566
Revenue		104,946	$ 146,889	$ 117,957	$ 141,737	$ 120,177	$ 124,815	$ 103,609	$ 137,410	511,529	486,011	675,256
Profit (loss) for the year										(447,517)	(167,883)	$ (220,240)
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired													100.00%
Revenue from acquiree											4,208
Profit or loss from acquiree											(1,953)
Consolidated revenue											487,512
Consolidated loss											169,508
Compensation cost										3,451	1,844
Acquisition related costs											$ 46
Fair value of acquired current assets													$ 645
Cash consideration													11,942
Cash consideration													$ 11,942
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	51.00%
Revenue from acquiree										3,715
Profit or loss from acquiree										539
Acquisition related costs										71
Fair value of acquired current assets		$ 3,199								3,199
Cash consideration	$ 14,699
Revenue										511,830
Profit (loss) for the year										$ 447,472
Total purchase price of acquisition net	69
Cash consideration	14,630
Estimation additional cash consideration	$ 14,550
Number of tranches	three equal tranches
Earn-out period	3 years
Earn-out year end	2022